Income Taxes on Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
United States	$ 283	$ 273	$ 326
International	52	5	42
Current income tax expense	335	278	368
Deferred
United States	(52)	27	(40)
International	(13)	41	(3)
Deferred income tax (benefit) expense	(65)	68	(43)
Income tax expense	$ 270	$ 346	$ 325